Intangible Assets and Goodwill - Summary of the Goodwill Breakdown by CGU (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 13,385	€ 15,101
Nordics [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	2,403	2,570
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	3,457	3,457
Coil [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	3,101	3,503
ARES [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 4,424	€ 5,571